SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory - raw materials	$ 3,146,670	$ 2,797,705	$ 2,548,134
Less reserve allowance for obsolescence	(448,360)	(448,360)	(429,050)
Inventory, net	$ 2,698,310	$ 2,349,345	$ 2,119,084